Intangible Assets - Schedule of Intangible Assets Useful Lives (Details)	12 Months Ended
Dec. 31, 2024
Developed Technology Rights [Member]
Intangible Assets - Schedule of Intangible Assets Useful Lives (Details) [Line Items]
Finite-Lived Intangible Asset, Useful Life	7 years
Trade Names [Member]
Intangible Assets - Schedule of Intangible Assets Useful Lives (Details) [Line Items]
Finite-Lived Intangible Asset, Useful Life	20 years
Archived Images [Member]
Intangible Assets - Schedule of Intangible Assets Useful Lives (Details) [Line Items]
Intangible Asset Useful Life	Indefinite useful lives